Commitments (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lease commitments
Total payment obligation	€ 6,172	€ 802
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	32
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	1,218
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	5,324
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	75	72
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 23	€ 36